LEASES (Tables)	12 Months Ended
Dec. 31, 2020
LEASES
Schedule of of lease cost

	Years ended December 31,
	2019	2020

Finance lease cost:
- Amortization of right-of-use assets	222,101	423,075
- Interest on lease liabilities	299,511	465,692
Operating lease cost	100,469	195,869
Short-term lease cost	5,004	19,987
Variable lease cost (Note)	—	(55,599)

Total lease cost	627,085	1,049,024

Note:  During the year ended December 31, 2020, the Company was granted lease concessions of RMB55,188 by certain landlords due to the effects of the COVID-19 pandemic. The lease concessions were primarily in the form of rent reduction. Such concessions were recognized as variable lease cost (credit) in the period when the concession was granted. In addition, the Company recognized variable lease cost (credit) of RMB411 in the year ended December 31, 2020 for certain finance leases with floating interest rate.

Schedule of supplemental cash flow information related to leases

	Years ended December 31,
	2019	2020

Cash paid for amounts included in measurement of lease liabilities (Note):
- Operating cash flows from finance leases	(248,417)	(389,679)
- Operating cash flows from operating leases	(116,295)	(141,480)
- Financing cash flows from finance leases	(302,679)	(198,234)

Non-cash information on lease liabilities arising from obtaining ROU assets
- Finance leases	708,757	1,099,698
- Operating leases	333,775	553,154

Note: The above table does not include cash paid for purchase of land use rights and initial direct costs of leases of RMB800,431 and RMB744,761 in the years ended December 31, 2019 and 2020 , respectively, which are included in “Payments for purchase of property and equipment and land use rights” in the consolidated statements of cash flows.

Schedule of weighted average remaining lease term and weighted average discount rate for leases

	As of December 31,
	2019	2020

Weighted average remaining lease term:
- Finance leases	15.2	13.7
- Operating leases	15.6	15.6

Weighted average discount rate:
- Finance leases	6.91%	7.00%
- Operating leases	6.35%	6.23%

Summary of maturities of lease liabilities

	As of December 31, 2019					As of December 31, 2020
			Total of					Total of
			finance lease					finance lease
		Other	and other	Operating			Other	and other	Operating
	Finance lease	financing	financing	lease		Finance lease	financing	financing	lease
	obligations	obligations	obligations	obligations	Total	obligations	obligations	obligations	obligations	Total
Within 1 year	502,261	32,232	534,493	97,993	632,486	577,933	225,350	803,283	180,447	983,730
After 1 year but within 2 years	399,200	37,462	436,662	72,046	508,708	600,348	354,625	954,973	190,243	1,145,216
After 2 years but within 3 years	399,843	72,845	472,688	64,151	536,839	620,461	356,204	976,665	149,300	1,125,965
After 3 years but within 4 years	414,126	69,248	483,374	64,086	547,460	650,855	377,930	1,028,785	151,545	1,180,330
After 4 years but within 5 years	429,902	65,688	495,590	64,547	560,137	681,090	361,073	1,042,163	151,063	1,193,226
After 5 years	5,905,408	163,480	6,068,888	880,855	6,949,743	7,792,794	723,755	8,516,549	1,839,384	10,355,933
Total	8,050,740	440,955	8,491,695	1,243,678	9,735,373	10,923,481	2,398,937	13,322,418	2,661,982	15,984,400

Less: total future interest	(3,387,232)	(121,742)	(3,508,974)	(478,541)	(3,987,515)	(4,343,379)	(578,822)	(4,922,201)	(1,032,829)	(5,955,030)
Less: estimated construction costs	—	(9,127)	(9,127)	—	(9,127)	—	(47,924)	(47,924)	-	(47,924)

Present value of lease and other financing obligations	4,663,508	310,086	4,973,594	765,137	5,738,731	6,580,102	1,772,191	8,352,293	1,629,153	9,981,446
Including:
- Current portion			222,473	55,139	277,612			254,412	86,258	340,670
- Non-current portion			4,751,121	709,998	5,461,119			8,097,881	1,542,895	9,640,776

Schedule of assets to secure lease and other financing obligations

	As of December 31,
	2019	2020

Accounts receivable	—	128,353
Property and equipment, net	—	578,777
	—	707,130